May 3, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
RiverSource AccessChoice Select Variable Annuity
Evergreen Pathways Select Variable Annuity
Wells Fargo Advantage ChoiceSelect Variable Annuity
File Nos.: 333-139759/811-7195
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuities does not differ from that contained in Registrant’s Post-Effective Amendment No. 23 (Amendment). This Amendment was filed electronically on April 26, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,
/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary